INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
INVENTORIES [abstract]
Schedule of inventories

	December 31,
	2017	2018
	RMB	RMB

Crude oil and other raw materials	85,975	85,469
Work in progress	14,774	13,690
Finished goods	84,448	88,929
Spare parts and consumables	2,651	2,872
	187,848	190,960
Less: Allowance for diminution in value of inventories	(1,155)	(6,376)
	186,693	184,584

Schedule of allowance for diminution in value of inventories

	2016	2017	2018
	RMB	RMB	RMB

Balance as of January 1	4,402	920	1,155
Allowance for the year	430	436	5,535
Reversal of allowance on disposal	(10)	(13)	(114)
Written off	(4,021)	(190)	(217)
Other increase	119	2	17
Balance as of December 31	920	1,155	6,376